Contingencies and Commitments (Tables)	12 Months Ended
Sep. 30, 2016
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Non-Cancelable Lease Payments

Future minimum non-cancelable lease payments, which include rent and other payments the Company is obligated to make, based on the Company’s contractual obligations as of September 30, 2016 are as follows:

For the year ended September 30,
2017	$76,969
2018	57,690
2019	49,026
2020	27,747
2021	20,344
Thereafter	45,346

$277,122